Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:		(in thousands)
Year (a)	Summary Compensation Table Total for PEO (1)(b)	Compensation Actually Paid to PEO (2)(c)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(d)	Average Compensation Actually Paid to Non-PEO NEOs (2) (e)	Total Shareholder Return (3)(f)	Peer Group Total Shareholder Return (4)(g)	Net Loss (5) (h)	Company Selected Measure (6)(i)
2023	$9,918,093	$42,714,597	$3,143,102	$3,983,992	$62	$49	($205,275)	$—
2022	$12,031,969	$8,801,527	$4,133,800	$1,272,954	$77	$67	($176,063)	$—
2021	$24,703,855	$138,385,540	$3,324,746	$7,104,863	$145	$116	($140,848)	$—

Named Executive Officers, Footnote	The dollar amounts reported are the amounts reported for Christopher Anzalone (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Christopher Anzalone) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for fiscal year 2023, Kenneth Myszkowski, Patrick O'Brien, James Hamilton, and Javier San Martin; (ii) for fiscal year 2022, Kenneth Myszkowski, Patrick O'Brien, James Hamilton, and Tracie Oliver; and (iii) for fiscal year 2021, Kenneth Myszkowski, Patrick O'Brien, James Hamilton, Javier San Martin, and James Hassard.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 9,918,093	$ 12,031,969	$ 24,703,855
PEO Actually Paid Compensation Amount	$ 42,714,597	8,801,527	138,385,540
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Christopher Anzalone, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Christopher Anzalone or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Summary Compensation Table Total	$9,918,093	$3,143,102	$12,031,969	$4,133,800	$24,703,855	$3,324,746
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(8,314,056)	$(2,332,400)	$(10,382,549)	$(3,529,925)	$(23,019,000)	$(3,261,025)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$52,610,063	$3,686,228	$64,407,939	$4,348,141	$106,131,000	$7,319,918
Plus, fair value as of vesting date of equity awards granted and vested in the year	$595,920	$—	$—	$—	$—	$—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(12,100,119)	$(847,819)	$(57,255,832)	$(3,865,306)	$58,765,000	$(1,991,807)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$4,696	$334,881	$—	$186,244	$(28,195,315)	$1,713,031
Compensation Actually Paid	$42,714,597	$3,983,992	$8,801,527	$1,272,954	$138,385,540	$7,104,863
* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 3,143,102	4,133,800	3,324,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,983,992	1,272,954	7,104,863
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Christopher Anzalone, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Christopher Anzalone or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid	2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Summary Compensation Table Total	$9,918,093	$3,143,102	$12,031,969	$4,133,800	$24,703,855	$3,324,746
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(8,314,056)	$(2,332,400)	$(10,382,549)	$(3,529,925)	$(23,019,000)	$(3,261,025)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$52,610,063	$3,686,228	$64,407,939	$4,348,141	$106,131,000	$7,319,918
Plus, fair value as of vesting date of equity awards granted and vested in the year	$595,920	$—	$—	$—	$—	$—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(12,100,119)	$(847,819)	$(57,255,832)	$(3,865,306)	$58,765,000	$(1,991,807)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$4,696	$334,881	$—	$186,244	$(28,195,315)	$1,713,031
Compensation Actually Paid	$42,714,597	$3,983,992	$8,801,527	$1,272,954	$138,385,540	$7,104,863
* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table
•Clinical development goals involving meeting certain goals relating to Phase 2 and 3 studies in our clinical programs;
•Discovery and early development goals related to meeting certain goals with regard to progress on our pre-clinical and early clinical programs; and
•Corporate goals related to meeting certain objectives with respect to capital formation, market capitalization, and board interface with scientific leaders.

Total Shareholder Return Amount	$ 62	77	145
Peer Group Total Shareholder Return Amount	49	67	116
Net Income (Loss)	$ (205,275,000)	$ (176,063,000)	$ (140,848,000)
Company Selected Measure Amount	0	0	0
PEO Name	Christopher Anzalone
Additional 402(v) Disclosure	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is September 30, 2020.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.The Company does not use any financial performance measures to link executive compensation actually paid to company performance. Consequently, no “Company Selected Measure” is included in the table above.
Measure:: 1
Pay vs Performance Disclosure
Name	Clinical development goals involving meeting certain goals relating to Phase 2 and 3 studies in our clinical programs
Measure:: 2
Pay vs Performance Disclosure
Name	Discovery and early development goals related to meeting certain goals with regard to progress on our pre-clinical and early clinical programs
Measure:: 3
Pay vs Performance Disclosure
Name	Corporate goals related to meeting certain objectives with respect to capital formation, market capitalization, and board interface with scientific leaders
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,314,056)	$ (10,382,549)	$ (23,019,000)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,610,063	64,407,939	106,131,000
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	595,920	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,100,119)	(57,255,832)	58,765,000
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,696	0	(28,195,315)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,332,400)	(3,529,925)	(3,261,025)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,686,228	4,348,141	7,319,918
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(847,819)	(3,865,306)	(1,991,807)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 334,881	$ 186,244	$ 1,713,031